Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has determined that there have been no events that have occurred that would require adjustments to the disclosures of the financial statements.

On October 16, 2023, the Company notified the trustee of the Company’s Trust Account that it was exercising a Monthly Extension Option, extending the time available to the Company to consummate a Business Combination, from October 19, 2023 to November 19, 2023, pursuant to and in accordance with the terms of the Company’s Fourth Amended and Restated Certificate of Incorporation and the Company’s Trust Agreement. The Fourth Extension is the fourth of up to six (6) one-month Extensions permitted under the Company’s Fourth Amended and Restated Certificate of Incorporation and Trust Agreement.

Pursuant to the terms of the Company’s Certificate of Incorporation and Trust Agreement, on October 19, 2023, with respect to the exercise of the Fourth Extension, the Company deposited $31,916 into the Company’s Trust Account in connection with the exercise of the Fourth Extension. Such deposit with respect to the Fourth Extension was made using funds held outside of the Company’s Trust Account and available to the Company to fund working capital requirements. As of October 20, 2023 (and, for the avoidance of doubt, inclusive of the deposit of $31,916 into the Trust Account in connection with the exercise of the Fourth Extension as described above), the Trust Account held approximately $6,892,525.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued and has determined that subject to the below, there have been no events that have occurred that would require adjustments to the disclosures of the financial statements.

In order to mitigate the current uncertainty surrounding the implementation of the Inflation Reduction Act of 2022, the Company has decided that in the event that the Proposals are approved and implemented as described in the Definitive Proxy Statement, funds in trust, including any interest thereon, will not be used to pay for any excise tax liabilities with respect to any future redemptions that occur after December 31, 2022, and prior to or in connection with a Business Combination or liquidation of the Company and which result from the implementation of the Inflation Reduction Act of 2022.

On January 13, 2023, the Company, notified Continental Stock Transfer & Trust Company (the “Trustee”), the trustee of the Company’s trust account (the “Trust Account”), that it was extending (an “Extension”) the time available to the Company to consummate its initial business combination, from January 19, 2023 to February 19, 2023 (the “First Extension”), pursuant to and in accordance with the terms of the Company’s Third Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) and the Company’s Amended and Restated Investment Management Trust Agreement (the “Trust Agreement”) the Company deposited $50,973.25 into the Company’s Trust Account. On March 14, 2023, the Company notified the Trustee of the Trust Account, of an Extension of the time available to the Company to consummate its Business Combination, from March 19, 2023 to April 19, 2023, pursuant to and in accordance with the terms of the Third Amended Certificate of Incorporation and the Investment Management Trust Agreement the Company deposited $50,973.25 into the Company’s Trust Account. On April 14, 2023, the Company notified the Trustee of the Trust Account, of an Extension of the time available to the Company to consummate its Business Combination, from April 19, 2023 to May 19, 2023, pursuant to and in accordance with the terms of the Third Amended Certificate of Incorporation and the Investment Management Trust Agreement the Company deposited $50,973.25 into the Company’s Trust Account. As of April 18, 2023 (and, for the avoidance of doubt, inclusive of the deposits into the Trust Account in connection with the exercise of the Extensions), the Trust Account held approximately $10,828,307.47.

On January 18, 2023, the Company and Achari Sponsor Holdings I LLC (the “Sponsor”) separately entered into a loan agreement whereby the Company issued a promissory note (the “Promissory Note”) to the Sponsor pursuant to which the Company may borrow up to $1,500,000 in cash from time to time to fund working capital requirements, including with respect to the funding of Extensions. The Promissory Note is currently undrawn and no amounts are outstanding under such Promissory Note.

Achari has previously been notified by Nasdaq that it is not in compliance with certain standards that Nasdaq requires listed companies to meet for their securities to continue to be listed and traded on their exchange. Achari has regained compliance with all such applicable Listing Rules, except for Listing Rules 5450(b)(2)(A) and 5450(a)(2), which it has been granted an extension until April 2, 2024, to cure the existing continued listing deficiencies.

•        Listing Rule 5450(b)(2)(B):    On January 22, 2023, we received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(B), requiring at least 1,100,000 “Publicly Held Shares.” The letter stated that the Company had 45 calendar days to submit a plan to regain compliance. The Company submitted a plan on March 9, 2023, and after review, on March 30, 2023, Nasdaq granted the Company an extension to regain compliance, until July 21, 2023. On June 22, 2023, the Company received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(B). On July 21, 2023, the Company filed a Form 8-K with the SEC disclosing, among other things, certain details regarding the Company’s beneficial ownership and outstanding common stock. On August 7, 2023, the Company received a written notification from Nasdaq indicating that the Company had regained compliance under Listing Rule 5450(b)(2)(B), and accordingly, that such matter was closed. On December 18, 2023, we received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(B), requiring at least 1,100,000 “Publicly Held Shares.” The letter stated that the Company had 45 calendar days to submit a plan to regain compliance. Upon further discussion with Nasdaq all parties agreed the Company was not in violation of Listing Rule 5450(b)(2)(B), and the letter was withdrawn.

•        Listing Rule 5450(b)(2)(C):    On February 24, 2023, we received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(C), requiring a “Market Value” of “Publicly Held Shares” of at least $15 million. The letter stated that the Company had 180 calendar days to regain compliance with Listing Rule 5450(b)(2)(C), or until August 23, 2023. On August 7, 2023, the Company received a written notification from Nasdaq indicating that the Company had regained compliance under Listing Rule 5450(b)(2)(C), and accordingly, that such matter was closed.

•        Listing Rule 5250(c)(1):    On April 24, 2023, we received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5250(c)(1), as a result of the Company’s delay in filing its Form 10-K for the year ended December 31, 2022. On April 25, 2023, the Company filed its Form 10-K for the year ended December 31, 2022 with the SEC. On April 25, 2023, the Company received a written notification from Nasdaq indicating that the Company had regained compliance under Listing Rule 5250(c)(1), and accordingly, that such matter was closed. On May 23, 2023, we received a letter from Nasdaq indicating that the Company was not in compliance with Listing Rule 5250(c)(1), as a result of the Company’s delay in filing its Form 10-Q for the period ended March 31, 2023. On May 26, 2023, the Company filed its Form 10-Q for the period ended March 31, 2023 with the Securities and Exchange Commission. On June 1, 2023, the Company received a written notification from Nasdaq indicating that the Company had regained compliance under Listing Rule 5250(c)(1), and accordingly, that such matter was closed.

•        Listing Rules 5450(b)(2)(A) and 5450(a)(2):    On March 23, 2023, we received a letter from Nasdaq notifying the Company that, for the 30 consecutive trading days prior to the date of the letter, the Company’s common stock had traded at a value below the minimum $50,000,000 “Market Value of Listed Securities” (“MVLS”) requirement set forth in Listing Rule 5450(b)(2)(A). The letter stated that the Company had 180 calendar days, or until September 19, 2023, to regain compliance. On October 3, 2023, the Company had not regained compliance with the MVLS requirement because the Company’s MVLS was below the $50,000,000 minimum MVLS requirement for the proceeding 30 consecutive trading days and received a delisting determination letter from Nasdaq. On October 9, 2023, the Company received an additional letter from the Staff stating that on September 3, 2023, the Company reported less than the 400 total shareholders required under Nasdaq Listing Rule 5450(a)(2), and this matter served as an additional basis for delisting the securities. On December 7, 2023 the Company presented their plan of compliance to the Nasdaq hearings panel and requested an extension to regain compliance. On December 19, 2023, Nasdaq notified Achari that it had granted an extension until April 2, 2024, to cure the existing continued listing deficiencies.